Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details)	May 31, 2021 USD ($)
2022	$ 260,224
2023	259,807
2024	259,224
2025	173,962
2026	54,600
Thereafter	267,557
Total	1,275,374
Non-Competes [Member]
2022	204,624
2023	204,624
2024	119,363
2025
2026
Thereafter
Total	528,611
Customer Contracts [Member]
2022	89,647
2023	20,897
2024	14,647
2025	14,647
2026	14,647
Thereafter	89,840
Total	244,325
Internet Domain [Member]
2022	583
2023
2024
2025
2026
Thereafter
Total	$ 583